UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2016
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2016	January 31, 2015
Cash and U.S. Government securities	$8,783,882	$9,484,275
Distribution payable	(656,001)	(8,396,806)

Unallocated cash and U.S. Government securities	$8,127,881	$1,087,469

Schedule of reconciliation of Trust's Unallocated Reserve
Unallocated Reserve, January 31, 2015	$1,611,124

Net income, twelve months ended January 31, 2016	8,558,841
Distributions declared	(1,180,801)

Unallocated Reserve, January 31, 2016	$8,989,164